Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Deferred tax assets/(liabilities)	$ 3,295	$ 1
Stock-based compensation	(0)	92
Defined benefit accrual	161	748
Tax loss carry-forwards	20,759	14,999
Add back loss carryforwards used for the debt remission by WISeKey Semiconductors SAS	1,342
Valuation allowance	(18,967)	(15,838)
Foreign
Operating Loss Carryforwards [Line Items]
Deferred tax assets/(liabilities)	3,295	1
Switzerland
Operating Loss Carryforwards [Line Items]
Deferred tax assets/(liabilities)	$ (0)	$ (0)